1933 Act File No.	33-29838
1940 Act File No.	811-5843

Form N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.	35

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	33

CASH TRUST SERIES, INC.

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number, including Area Code)

John W. McGonigle, Esquire

Federated Investors Tower

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

X	immediately upon filing pursuant to paragraph (b)
	on	pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
	on	pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
	on	pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Cash Trust Series, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 8th day of August, 2012.

CASH TRUST SERIES, INC.
BY: /s/ Leslie K. Ross Leslie K. Ross, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
BY: /s/ Leslie K. Ross Leslie K. Ross, Assistant Secretary	Attorney In Fact For the Persons Listed Below	August 8, 2012
John F. Donahue *	Director
J. Christopher Donahue *	President and Director (Principal Executive Officer)
Richard A. Novak*	Treasurer (Principal Financial Officer)
Nicholas P. Constantakis*	Director
John F. Cunningham*	Director
Maureen Lally-Green*	Director
Peter E. Madden*	Director
Charles F. Mansfield, Jr.*	Director
Thomas O’Neill*	Director
John S. Walsh*	Director
*By Power of Attorney

Federated Government Cash Series Federated Municipal Cash Series Federated Prime Cash Series Federated Treasury Cash Series Portfolios of Cash Trust Series, Inc. Post-Effective Amendment No. 35

This Post-Effective Amendment is filed for the sole purpose of submitting the XBRL Interactive Data File exhibits for the Risk/Return Summaries of the above-named Funds filed as part of Post-Effective Amendment No. 34 on July 27, 2012. The exhibits filed herewith do not constitute the complete publicly filed disclosure for the Funds, and should be used in conjunction with the complete prospectuses for the Funds.

Exhibit List for Interactive Data File Submissions.

EX-101.INS	INSTANCE
EX-101.SCH	SCHEMA
EX-101.CAL	CALCULATION LINKBASE
EX-101.DEF	DEFINITION LINKBASE
EX-101.LAB	LABEL LINKBASE
EX-101.PRE	PRESENTATION LINKBASE